Earnings/(Loss) per share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings/(Loss) Per Share - Schedule of Earnings Per Shares, Basic and Diluted

The computation of basic and diluted net earnings/(loss) per share for the Group is as follows:

	12 months ended December 31,
Gain / (loss) per share	2023	2022	2021
Net gain / (loss) attributable to WISeKey International Holding Ltd (USD'000)	(15,360)	(27,475)	(20,340)
Effect of potentially dilutive instruments on net gain (USD'000)	n/a	n/a	n/a
Net income / (loss) attributable to WISeKey International Holding Ltd after effect of potentially dilutive instruments (USD'000)	n/a	n/a	n/a
Class A Shares, par value CHF 0.25
Shares used in net gain / (loss) per Class A Share computation:
Weighted average Class A Shares outstanding - basic	1,600,880	1,600,880	1,600,880
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class A Shares outstanding - diluted	1,600,880	1,600,880	1,600,880
Net gain / (loss) per Class A Share
Basic weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.51)	(1.22)	(1.42)
Diluted weighted average loss per Class A Share attributable to WISeKey International Holding Ltd (USD)	(0.51)	(1.22)	(1.42)

Class B Shares, par value CHF 2.50
Shares used in net gain / (loss) per Class B Share computation:
Weighted average Class B Shares outstanding - basic	2,878,136	2,087,972	1,272,761
Effect of potentially dilutive equivalent shares	n/a	n/a	n/a
Weighted average Class B Shares outstanding - diluted	2,878,136	2,087,972	1,272,761
Net gain / (loss) per Class B Share
Basic weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(5.06)	(12.22)	(14.20)
Diluted weighted average loss per Class B Share attributable to WISeKey International Holding Ltd (USD)	(5.06)	(12.22)	(14.20)

Earnings/(Loss) Per Share - Schedule of Anti-Dilutive Excluded from Computation

The following table shows the number of stock equivalents that were excluded from the computation of diluted earnings per share because the effect would have been anti-dilutive.

Dilutive vehicles with anti-dilutive effect	2023	2022	2021
Class B Shares
Total stock options on Class B Shares	147,371	135,251	63,438
Total convertible instruments on Class B Shares	62,324	173,730	295,099
Total number of Class B Shares from dilutive vehicles with anti-dilutive effect	209,695	308,981	358,537
Class A Shares
Total stock options on Class A Shares	392,720	392,720	392,720
Total number of Class A Shares from dilutive vehicles with anti-dilutive effect	392,720	392,720	392,720